Note 11 - Income Taxes - Deferred Tax Positions (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement Line Items [Line Items]
Other items	$ (156)	$ (131)	$ (126)
Deferred tax assets not recognized	(23,002)	(20,298)	(19,171)
Total Deferred Tax	0	0	0
Warrants [member]
Statement Line Items [Line Items]
Warrants	0	0	275
Unused tax losses [member]
Statement Line Items [Line Items]
Warrants	$ 23,158	$ 20,429	$ 19,022